Details of Significant Accounts - Share capital - Reconciliation of the additional paid-in capital due to issuance of the Company's Ordinary Shares (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Share capital
Proceed received upon recapitalization	$ 112,893
Issuance of ordinary shares	103,963
Additional Paid-in Capital
Share capital
Proceed received upon recapitalization	112,893
Par value of the Class A Ordinary Shares	(1,726)
Fair value of the warrants at the Closing Date	(8,430)
Transactional cost (presented as accrued expense of Provident at Closing)	(500)
Issuance of ordinary shares	$ 102,237